Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD VARIABLE INSURANCE FUNDS
Entity Central Index Key	0000857490
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Apr. 29, 2025
Supplement to Prospectus [Text Block]	Vanguard Variable Insurance Funds – Capital Growth PortfolioSupplement Dated November 24, 2025, to the Prospectus and Summary Prospectus Dated April 29, 2025Important Changes to Vanguard Variable Insurance Funds – Capital Growth Portfolio (the “Portfolio”)Effective immediately, a majority of independent trustees of Vanguard Variable Insurance Funds (the “Trustees”) approved changing the advisory fee structure for the Portfolio’s investment advisor, PRIMECAP Management Company (the “Advisor”). The Portfolio will pay the Advisor a base fee that will be adjusted up or down to reflect the Portfolio’s investment performance relative to the total return of the S&P 500 Index. The Trustees believe that the use of performance adjustments or penalties in advisory fee structures better align the interests of an advisor with a fund and its shareholders.This change to the advisory fee structure for the Portfolio’s investment advisor is not expected impact to the Portfolio’s expense ratio. However, expense ratios for actively managed funds are subject to change based on advisor performance adjustments.The Portfolio’s investment objective, strategies, and policies remain unchanged.Prospectus and Summary Prospectus Text ChangesIn the More on the Portfolio section under the “Investment Advisor” heading, the paragraph “PRIMECAP’s advisory fee is paid quarterly and is a percentage of average daily net assets under management during the most recent fiscal quarter.” is hereby deleted and replaced in its entirety with the following:The Portfolio pays the advisor a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets under management during the most recent fiscal quarter. The performance adjustment, also paid quarterly, is based on the cumulative total return of the Portfolio relative to that of the S&P 500 Index over the preceding 36-month period. When the performance adjustment is positive, the Portfolio’s expenses increase; when it is negative, expenses decrease.© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 277A 112025